Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 1,161,032	¥ 1,321,241
Restricted Cash	122,548	83,876
Cash, Cash Equivalents and Restricted Cash	¥ 1,283,580	¥ 1,405,117	¥ 1,133,212	¥ 811,399